Note 12 - Income Taxes - Deferred Tax Assets and Liabilities (Details) - JPY (¥) ¥ in Thousands		Mar. 31, 2017	Mar. 31, 2016
Unrealized gains on available-for-sale securities		¥ 1,222,283	¥ 620,755
Capital leases		158,928	130,365
Accrued expenses		877,107	933,947
Retirement and pension cost		1,107,885	1,102,215
Allowance for doubtful accounts		68,530	56,534
Depreciation		299,956	72,109
Net loss on other investments		172,942	205,373
Net operating loss carryforwards		636,012	947,031
Transactions in transit*	[1]	98,308	96,714
Impairment loss on telephone rights		68,405	67,102
Accrued enterprise tax		139,050	120,793
Asset retirement obligation		201,441	183,912
Deferred revenue		363,765	387,481
Tax deduction of goodwill		805,738	791,377
Investments in equity method investees		324,528	291,266
Investments in funds		89,732	83,818
Asset retirement cost		148,261	146,266
Other deferred tax assets		336,429	329,491
Other deferred tax liabilities		93,374	68,941
Total deferred tax liabilties, gross		3,654,419	3,103,561
Total deferred tax assets, gross		4,520,182	4,620,171
Valuation allowance		(559,567)	(627,693)
Total deferred tax assets		3,960,615	3,992,478
Total deferred tax liabilities		3,654,419	3,103,561
Customer Relationships [Member]
Intangible assets		957,202	1,058,578
Trademarks [Member]
Intangible assets		¥ 4,725	¥ 29,664

[1]	This item arises from transactions between IIJ and foreign subsidiaries, which were recorded in the different periods as a result of the difference in each company's fiscal year-end.